Insurance coverage	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Insurance coverage
32.	Insurance coverage

The Company’s insurance coverage is as follows:

Description	2018	2017	2016
Civil liability – Environment	20,200	20,200	20,000
Civil liability - pain and suffering and contingent risks, fire, lightning, explosion	373,241	466,536	343,652
Sundry risks (a)	33,391	49,124	129,800

Total	426,832	535,860	493,452

(a)

On March 23, 2018, the Company acquire executive officers and management liability insurance with TOKIO MARINE SEGURADORA S.A., valid from March 23, 2018 to March 23, 2019, in order to ensure against any event that produces damages covered by the insurance and attributed by alleged aggrieved third parties to the insured parties.

The Company has a policy of contracting insurance coverage for goods and work subject to risk at amounts considered by management sufficient to cover possible losses, considering the nature of its activity. Management believes that the coverage is compatible with the Company’s size and operations, and consistent with other companies of similar size operating in the same industry.

Management considers insurance coverage is sufficient to cover any potential losses.